Exchange rates (Details)	6 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022
Foreign exchange rates [abstract]
Closing rate applied at period end	1.12	1.35	1.31
Average rate applied for the period	1.21	1.39	1.35